Other Borrowed Funds	12 Months Ended
Dec. 31, 2023
Other Borrowed Funds [Abstract]
Other Borrowed Funds
Note I - Other Borrowed Funds
Other borrowed funds at December 31, 2023 and 2022 are comprised of advances from the FHLB of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2023	$42,199	$2,394	$44,593
2022	$15,569	$2,376	$17,945

Pursuant to collateral agreements with the FHLB, advances are secured by $312,767 in qualifying mortgage loans, $33,456 in commercial loans and $2,896 in FHLB stock at December 31, 2023. Fixed-rate FHLB advances of $42,199 mature through 2042 and have interest rates ranging from 1.53% to 4.91% and a year-to-date weighted average cost of 3.50% and 2.34% at December 31, 2023 and 2022, respectively. There were no variable-rate FHLB borrowings at December 31, 2023.

At December 31, 2023, the Company had a cash management line of credit enabling it to borrow up to $100,000 from the FHLB, subject to the stock ownership and collateral limitations described below. All cash management advances have an original maturity of 90 days. The line of credit must be renewed on an annual basis. There was $100,000 available on this line of credit at December 31, 2023.
Based on the Company’s current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of $182,731 at December 31, 2023. Of this maximum borrowing capacity, the Company had $88,183 available to use as additional borrowings, of which $88,183 could be used for short term, cash management advances, as mentioned above.

Promissory notes, issued primarily by Ohio Valley, are due at various dates through a final maturity date of November 18, 2024, and have fixed rates ranging from 3.15% to 5.00% and a year-to-date weighted average cost of 3.79% at December 31, 2023, as compared to 1.35% at December 31, 2022. At December 31, 2023, there were six promissory notes payable by Ohio Valley to related parties totaling $2,394. See Note M for further discussion of related party transactions.  There were no promissory notes payable to other banks at December 31, 2023 and 2022, respectively.

Letters of credit issued on the Bank’s behalf by the FHLB to collateralize certain public unit deposits as required by law totaled $52,350 at December 31, 2023 and $75,140 at December 31, 2022.

Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2024	$5,412	$2,394	$7,806
2025	4,983	—	4,983
2026	12,908	—	12,908
2027	11,397	—	11,397
2028	1,349	—	1,349
Thereafter	6,150	—	6,150
	$42,199	$2,394	$44,593